INCOME TAXES - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 42,257		¥ 105,663	¥ 84,931
Deferred tax benefits	(11,103)		(27,776)	(32,895)
Income tax expense	¥ 31,154	$ 4,775	¥ 77,887	¥ 52,036